TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 8, 2014
to the March 1, 2014 Summary Prospectuses for the

Emerging Markets Equity Index Fund
Equity Index Fund
International Equity Index Fund
Large-Cap Growth Index Fund
Large-Cap Value Index Fund
Small-Cap Blend Index Fund
Social Choice Equity Fund
S&P 500 Index Fund

Portfolio management

Effective as of May 30, 2014, Anne Sapp will no longer be a portfolio manager for the Fund. Effective immediately, Lei Liao will be a portfolio manager for the Fund. Phillip James (Jim) Campagna will continue as a portfolio manager for the Fund.

Accordingly, the following table and related footnote shall replace in its entirety the current table under the section entitled “Portfolio management” in the Summary Prospectuses for the Equity Index Fund, International Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Small-Cap Blend Index Fund, Social Choice Equity Fund and S&P 500 Index Fund:

Name:	Anne Sapp, CFA*	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Managing Director	Director	Director
Experience on Fund:	since 2004	since 2005	since 2014
*	As of May 30, 2014, Anne Sapp will no longer be a portfolio manager for the Fund.

Additionally, the following table and related footnote shall replace in its entirety the current table under the section entitled “Portfolio management” in the Summary Prospectus for the Emerging Markets Equity Index Fund:

Name:	Anne Sapp, CFA*	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Managing Director	Director	Director
Experience on Fund:	since 2010	since 2010	since 2014
*	As of May 30, 2014, Anne Sapp will no longer be a portfolio manager for the Fund.

A14364 (5/14)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 8, 2014
to the March 1, 2014 Prospectuses for the

Emerging Markets Equity Index Fund
Equity Index Fund
International Equity Index Fund
Large-Cap Growth Index Fund
Large-Cap Value Index Fund
Small-Cap Blend Index Fund
Social Choice Equity Fund
S&P 500 Index Fund

Portfolio management

Effective as of May 30, 2014, Anne Sapp will no longer be a portfolio manager for the Fund. Effective immediately, Lei Liao will be a portfolio manager for the Fund. Phillip James (Jim) Campagna will continue as a portfolio manager for the Fund.

Accordingly, the following table and related footnote shall replace in its entirety the current table under the section entitled “Portfolio management” in the Prospectuses for the Equity Index Fund, International Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Small-Cap Blend Index Fund, Social Choice Equity Fund and S&P 500 Index Fund:

Name:	Anne Sapp, CFA*	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Managing Director	Director	Director
Experience on Fund:	since 2004	since 2005	since 2014
*	As of May 30, 2014, Anne Sapp will no longer be a portfolio manager for the Fund.

Additionally, the following table and related footnote shall replace in its entirety the current table under the section entitled “Portfolio management” in the Prospectus for the Emerging Markets Equity Index Fund:

Name:	Anne Sapp, CFA*	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Managing Director	Director	Director
Experience on Fund:	since 2010	since 2010	since 2014
*	As of May 30, 2014, Anne Sapp will no longer be a portfolio manager for the Fund.

Portfolio management team

As a result of the portfolio management team changes described above, the following table and related footnote shall replace in its entirety the current table under the section entitled “Portfolio management team” in the Prospectuses for the Equity Index Fund, International Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Small-Cap Blend Index Fund, Social Choice Equity Fund and S&P 500 Index Fund:

	Portfolio Role/		Total Experience (since dates specified below)
	Coverage/	Experience Over	At		On
Name & Title	Expertise/Specialty	Past Five Years	TIAA	Total	Team
Anne Sapp, CFA* Managing Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA – 2004 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios), Mellon Transition Management Services – 2001 to 2004 (portfolio manager for a variety of equity index funds)	2004	1987	2004

Philip James (Jim) Campagna, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA – 2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios), Mellon Capital Management – 1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2005

Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA – 2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios), Northern Trust Global Investment – 2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios). World Asset Management – 2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014
*	As of May 30, 2014, Anne Sapp will no longer be a portfolio manager for the Fund.

Additionally, the following table and related footnote shall replace in its entirety the current table under the section entitled “Portfolio management team” in the Prospectus for the Emerging Markets Equity Index Fund:

	Portfolio Role/		Total Experience (since dates specified below)
	Coverage/	Experience Over	At		On
Name & Title	Expertise/Specialty	Past Five Years	TIAA	Total	Team
Anne Sapp, CFA* Managing Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA – 2004 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios), Mellon Transition Management Services – 2001 to 2004 (portfolio manager for a variety of equity index funds)	2004	1987	2010

Philip James (Jim) Campagna, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA – 2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios), Mellon Capital Management – 1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2010

Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA – 2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios), Northern Trust Global Investment – 2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios). World Asset Management – 2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014
*	As of May 30, 2014, Anne Sapp will no longer be a portfolio manager for the Fund.

A14362 (5/14)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 8, 2014
to the Statement of Additional Information
dated March 1, 2014 (with respect to the Equity Funds) and

SUPPLEMENT NO. 5
Dated May 8, 2014
to the Statement of Additional Information
dated August 1, 2013, as supplemented September 23, 2013, November 11, 2013,
December 19, 2013 and March 1, 2014
(with respect to the Fixed-Income Funds and the Real Estate Securities Fund)
(collectively, the “SAI”)

Effective as of May 8, 2014, certain changes are being made to the sections entitled “Securities Lending,” “Equity ownership of the Trustees,” “Structure of compensation for portfolio managers” and “Additional information regarding portfolio managers” in the SAI.

Securities lending

The following hereby replaces the last sentence in the last paragraph of the section entitled “Securities Lending” beginning on page B-12 of the SAI:

In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loaned securities have not been returned.

Equity ownership of the Trustees

The following entries for Nancy L. Jacob and Thomas J. Kenny hereby replace in their entirety the current entries for Nancy L. Jacob and Thomas J. Kenny in the chart entitled “Equity ownership of the Trustees” beginning on page B-32 of the SAI:

	Dollar range of	Aggregate dollar range of equity securities in all Registered Investment
Name of Trustee	equity securities in the Funds	Companies overseen by Trustee in family of investment companies
Nancy L. Jacob	$50,001–100,000 (Emerging Markets Equity)	Over $100,000
$10,001–50,000 (Equity Index)
$50,001–100,000 (Mid-Cap Value)
Over $100,000 (Growth & Income)
$50,001–100,000 (International Equity)
$50,001–100,000 (Mid-Cap Growth)
$50,001–100,000 (Real Estate Securities)
Over $100,000 (Lifecycle 2010)
$10.001–50,000 (Lifecycle 2015)
$50,001–100,000 (Small-Cap Equity)
$10,001–50,000 (Large-Cap Value)
$10,001–50,000 (Short-Term Bond)
$10,001–50,000 (Money Market)
$10,001–50,000 (High-Yield)
Over $100,000 (Lifecycle 2025)
Thomas J. Kenny	$10,001–50,000 (International Equity Index)	Over $100,000
$1–10,000 (Emerging Markets Equity Index)
$10,001–50,000 (Large-Cap Value Index)
$10,001–50,000 (Mid-Cap Value)
$1–10,000 (Small-Cap Blend Index)
$10,001–50,000 (Social Choice Equity)
$1–10,000 (Large-Cap Value)
$1–10,000 (Real Estate Securities)
$10,001–50,000 (Bond Index)
$10,001–50,000 (Bond)

Structure of compensation for portfolio managers

The following hereby replaces in its entirety the section entitled “Structure of compensation for portfolio managers” beginning on page B-53 of the SAI:

Equity portfolio managers

Equity portfolio managers are compensated through a combination of base salary, annual performance awards and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined using three variables: investment performance using Investment Ratio (60%), ranking versus Morningstar peers (30%) and management/peer reviews (10%).

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; and (2) a long-term performance award, which is on a 3-year cliff vesting cycle. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA-CREF organization as a whole.

Risk-adjusted investment performance is calculated, where records are available, over five and three years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. Please see the Funds’ prospectuses for more information regarding their benchmark indices. This 5- and 3-year investment performance is averaged. This effectively results in a weight of 26.7% for the most recent year, 26.7% for the second year, 26.7% for the third year and 10% for the fourth and fifth years.

Performance relative to peers is evaluated using Morningstar percentile rankings with a 50% weighting on the 3-year ranking and 50% on the 5-year ranking. For managers with less than a 5-year track record, a 0.25 Investment Ratio and a peer ranking at the middle of the Morningstar grouping is used.

Utilizing the three variables discussed above (investment performance, peer ratings and manager assessment), total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the equity group as a unit and the relative success of the TIAA-CREF organization in achieving its financial and operational objectives.

Fixed-income portfolio managers

Fixed-income portfolio managers are compensated through a combination of base salary, annual performance awards, and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined by investment performance ratings which reflect investment performance using risk-adjusted returns and Morningstar ranking (60%), manager-subjective ratings (25%), and internal peer review (15%).

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; and (2) a long-term performance award, which is on a 3-year cliff vesting cycle. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA-CREF organization as a whole.

Risk-adjusted investment performance is calculated, where records are available, with equal weighting over one, three, and five years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. For managers with less than a 5-year track record, there is a 40% weighting for the 1-year return and a 60% weighting for the 3-year return. Please see the Funds’ prospectuses for more information regarding their benchmark indices.

Investment performance relative to industry peers is evaluated using Morningstar percentile rankings with equal weighting to each of the 1-, 3-, and 5-year rankings. For managers with less than a 5-year track record, a 40% weighting is assigned to the 1-year ranking and a 60% weighting to the 3-year ranking.

Utilizing the three variables discussed above (investment performance, manager assessment and internal peer ratings), total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the fixed-income group as a unit and the relative success of the TIAA-CREF organization in achieving its financial and operational objectives.

Additional information regarding portfolio managers

As of May 30, 2014, Anne Sapp will no longer be a portfolio manager of the Emerging Markets Equity Index Fund, Equity Index Fund, International Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Small-Cap Blend Index Fund, Social Choice Equity Fund and S&P 500 Index Fund. Effective immediately, Lei Liao will be a portfolio manager of these Funds. Phillip James (Jim) Campagna will continue as a portfolio manager of these Funds.

Accordingly, the following entries for each of these Funds and the related footnote shall replace in their entirety the current entries for these Funds in the first table currently appearing under the section entitled “Additional information regarding portfolio managers” beginning on page B-55 of the SAI:

			Total assets in
	Number of other accounts managed		accounts managed (millions)
	Registered	Other pooled	Registered	Other pooled	Dollar range of equity	Dollar range of equity
Name of	investment	investment	investment	investment	securities owned	securities owned in Fund
portfolio manager	companies	vehicles	companies	vehicles	in Fund	as of 12/31/13
Emerging Markets Equity Index Fund
Anne Sapp, CFA*	12	0	51,250	0	$0	$1–10,000
Phillip James (Jim) Campagna, CFA	12	0	51,250	0	$0	$0
Lei Liao, CFA	12	0	51,250	0	$0	$0
Equity Index Fund
Anne Sapp, CFA*	12	0	51,250	0	$100,001–500,000	$100,001–500,000
Philip James (Jim) Campagna, CFA	12	0	51,250	0	$50,001–100,000	$50,001–100,000
Lei Liao, CFA	12	0	51,250	0	$0	$0
International Equity Index Fund
Anne Sapp, CFA*	12	0	51,250	0	$10,001–50,000	$10,001–50,000
Philip James (Jim) Campagna, CFA	12	0	51,250	0	$1–10,000	$1–10,000
Lei Liao, CFA	12	0	51,250	0	$0	$0
Large-Cap Growth Index Fund
Anne Sapp, CFA*	12	0	51,250	0	$0	$0
Philip James (Jim) Campagna, CFA	12	0	51,250	0	$0	$0
Lei Liao, CFA	12	0	51,250	0	$0	$0
Large-Cap Value Index Fund
Anne Sapp, CFA*	12	0	51,250	0	$0	$0
Philip James (Jim) Campagna, CFA	12	0	51,250	0	$0	$0
Lei Liao, CFA	12	0	51,250	0	$0	$0
Small-Cap Blend Index Fund
Anne Sapp, CFA*	12	0	51,250	0	$0	$0
Philip James (Jim) Campagna, CFA	12	0	51,250	0	$0	$0
Lei Liao, CFA	12	0	51,250	0	$0	$0
Social Choice Equity Fund
Anne Sapp, CFA*	12	0	51,250	0	$100,001–500,000	$100,001–500,000
Philip James (Jim) Campagna, CFA	12	0	51,250	0	$10,001–50,000	$10,001–50,000
Lei Liao, CFA	12	0	51,250	0	$0	$0
S&P 500 Index Fund
Anne Sapp, CFA*	12	0	51,250	0	$10,001–50,000	$10,001–50,000
Philip James (Jim) Campagna, CFA	12	0	51,250	0	$50,001–100,000	$50,001–100,000
Lei Liao, CFA	12	0	51,250	0	$0	$0
*	As of May 30, 2014, Anne Sapp will no longer be a portfolio manager of the Fund.

A14363 (5/14)